INCOME TAXES (Schedule of Deferred Income Tax Assets and Liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Deferred tax assets:
Long-lived assets depreciation	$ 2,068	$ 1,546
Deferred government subsidies		68
Share-based compensation	1,781	0
Donation expenses	66	0
Net operating loss carried forward	1,690	816
Sub-total	5,605	2,430
Valuation Allowance	(1,060)	(816)	$ (709)	$ (729)
Total deferred tax assets	4,545	1,614
Deferred tax liabilities:
Long-lived assets depreciation	(2,736)	(3,258)
Difference in basis of buildings	(595)	(621)
Dividend withholding tax	(79,945)	(14,461)
Total deferred tax liabilities	(83,276)	(18,340)
Deferred tax assets, net	1,809	0
Deferred Tax Liabilities, Net	$ 80,540	$ 16,726